SHORT-TERM DEBTS	12 Months Ended
Dec. 31, 2021
SHORT-TERM DEBTS
SHORT-TERM DEBTS

10.    SHORT-TERM DEBTS

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Short-term bank and other borrowings (i)	6,000	5,900	926
Convertible loan (“CL”) (ii)	2,232	27,859	4,372
Total	8,232	33,759	5,298
(i)	The short-term borrowing as of December 31, 2021 consisted of RMB5,900 borrowing that had a fixed annual interest rate of 4.35% and are due on September 30, 2022. The short-term borrowing as of December 31, 2020 consisted of RMB6,000 borrowing that had fixed annual interest rates of 4.15%, and were fully repaid upon maturities in fiscal 2021. These borrowings are pledged by certain properties of the Group and the Founder, and guaranteed by the Founder. Interest expense recognized for short-term borrowings for the years ended December 31, 2020 and 2021 were RMB728 and RMB238 (US$37), respectively.
(ii)	On July 30, 2020, the Group issued convertible loans with an aggregate principal amount of RMB1,689 (US$265) to EMA Financial, LLC. (“EMC”). The CL is originally due in nine months and bears interest of 10% per annum if the conversion feature is not triggered. The CL is ultimately guaranteed by the Founder’s personal assets. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. The loan was fully converted into 54,642 shares on February 17, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB2,283.

On February 5, 2021, the Group issued convertible loans with an aggregate principal amount of RMB12,745 (US$2,000) to four investors consisting of Heng Zhang (“HZ”), Jie Wang, Hongyu Wang and Layette Holdings Inc. The CL is originally due in one year and bears interest of 0% per annum if the conversion feature is not triggered. Pursuant to the CL agreement, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bidding price or 80% of Volume Weighted Average Price(VWAP) during the ten consecutive trading days immediately preceding conversion, but not lower than US$1. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. The convertible loans were fully converted into 563,800 shares (refer to Note 12) on June 21, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB16,176.

On May 31, 2021, the Group issued convertible loan with a principal amount of RMB4,479 (US$703) to Ascent Investor Relations Inc., The CL is originally due in one year and bears interest of 0% per annum if the conversion feature is not triggered. Pursuant to the CL agreement, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bidding price or 80% of Volume Weighted Average Price(VWAP) during the ten consecutive trading days immediately preceding conversion, but not lower than US$1 (“floor price”). On February 5, 2022, the Group entered into an amendment agreement, pursuant to which the floor price of was reduced to US$0.10 per share. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. As of December 31, 2021, the fair value of the outstanding convertible loan balance was RMB5,481 (US$860).

10.    SHORT-TERM DEBTS (CONTINUED)

On July 22, 2021, the Group issued convertible loans (the “Registered Convertible Debentures”) to certain investors in a registered direct offering with an aggregate principal amount of US $3,014 for discounted price of US $2,740. The convertible loans are originally due in one year and bears interest of 0% per annum if the conversion feature is not triggered. Pursuant to the agreement, the conversion price is lower of (i) US$15 or (ii) the lower of 82% of the closing bidding price or 80% of Volume Weighted Average Price(VWAP) during the ten consecutive trading days immediately preceding conversion, but not lower than US$1 (“floor price”). On February 5, 2022, the Group entered into an amendment agreement, pursuant to which the floor price was reduced to US$0.10 per share. The Group has elected to recognize the CL at fair value and therefore there was no further evaluation of embedded features for bifurcation. The convertible loans were partially converted into 114,234 shares (refer to Note 12) on December 10, 2021. The fair value of convertible loan immediately prior to conversion was assessed at RMB1,321. As of December 31, 2021, the fair value of the outstanding convertible loan balance was RMB22,378 (US$3,512).

For the years ended December 31, 2019, 2020 and 2021, due to change in fair value of convertible loans, the Group recognized unrealized losses of RMB5,296, unrealized income of RMB6,630 and unrealized losses of RMB9,073 (US$1,424), respectively, in other expense. Interest expense recognized for CL for the years ended December 31, 2020 and 2021 were RMB451 and RMB3,797(US$596), respectively.

The weighted average interest rate for the years ended December 31, 2020 and 2021 were 8.40% and 3.97%, respectively.